Interim Condensed Consolidated Statements of Comprehensive Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement of comprehensive income [abstract]
Net income	$ 5,509	$ 4,390	$ 11,294	$ 9,521
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(175)	(214)	200	(30)
Provision for credit losses recognized in income	1		2	(2)
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(75)	(30)	(142)	(91)
Net change in unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(249)	(244)	60	(123)
Foreign currency translation adjustments
Unrealized foreign currency translation gains (losses)	(292)	(4,261)	(2,594)	(627)
Net foreign currency translation gains (losses) from hedging activities	127	1,978	1,174	307
Reclassification of losses (gains) on foreign currency translation to income		(13)	(7)	(13)
Foreign currency translation adjustments	(165)	(2,296)	(1,427)	(333)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges	(394)	(98)	(481)	570
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(64)	(177)	(183)	(336)
Net change in cash flow hedges	(458)	(275)	(664)	234
Items that will not be reclassified subsequently to income:
Remeasurement gains (losses) on employee benefit plans (Note 8)	86	11	252	49
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	346	471	143	(37)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	18	24	42	38
Total items that will not be reclassified subsequently to income	450	506	437	50
Total other comprehensive income (loss), net of taxes	(422)	(2,309)	(1,594)	(172)
Total comprehensive income (loss)	5,087	2,081	9,700	9,349
Total comprehensive income attributable to:
Shareholders	5,085	2,082	9,699	9,343
Non-controlling interests	2	(1)	1	6
Total comprehensive income (loss)	5,087	2,081	9,700	9,349
Income taxes on other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(11)	(28)	36	93
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(11)	(10)	(26)	(28)
Unrealized foreign currency translation gains (losses)	(2)	(26)	(22)	(7)
Net foreign currency translation gains (losses) from hedging activities	49	733	436	113
Reclassification of losses (gains) on foreign currency translation to income	0	0	0	0
Net gains (losses) on derivatives designated as cash flow hedges	(145)	(48)	(173)	216
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	(25)	(68)	(70)	(128)
Remeasurement gains (losses) on employee benefit plans	33	5	97	19
Net gains (losses) from fair value changes due to credit risk on financial liabilities designated at fair value through profit or loss	133	180	59	(14)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	7	10	17	14
Total income tax expenses (recoveries)	$ 28	$ 748	$ 354	$ 278